COMMITMENTS AND CONTINGENCIES - Maturities of lease liabilities under operating lease (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Maturity of lease liabilities
2025	$ 26,772
2026	24,751
2027	5,995
Total lease payments	57,518
Amount of lease payments representing interest	(2,831)
Total present value of operating lease liabilities	54,687
Operating lease liabilities
Current portion	24,820	$ 57,402
Long-term portion	29,867	$ 0
Total present value of operating lease liabilities	$ 54,687